Short-term bonds	12 Months Ended
Dec. 31, 2018
Short-term bonds [abstract]
Short-term bonds
30	Short-term bonds

The Company issued unsecured super short-term bonds with face value of RMB4 billion, RMB2 billion, RMB1 billion and RMB4 billion bearing annual interest rates of 4.10%, 4.19%, 4.17% and 4.17% in October 2017, November 2017, November 2017 and December 2017, respectively. Such bonds are denominated in RMB, issued at face value and mature in 180 days, 180 days, 180 days and 90 days. The annual effective interest rates of these bonds 4.22%, 4.35%, 4.19% and 4.35%, respectively. These bonds had matured and were fully repaid in April 2018, May 2018, May 2018 and March 2018 respectively.

The Company issued unsecured super short-term bonds with face values of RMB4 billion, RMB2 billion, RMB2 billion, RMB4 billion, RMB2.5 billion, RMB4 billion, RMB2 billion, RMB2 billion, RMB4 billion and RMB 2 billion bearing annual interest rates of 4.35%, 4.35%, 4.40%, 4.45%, 4.25%, 4.08%, 3.98%, 3.80%, 4.05% and 2.80% in February 2018, March 2018, March 2018, March 2018, May 2018, May 2018, May 2018, May 2018, June 2018 and August 2018 respectively. Such bonds are denominated in RMB, issued at face value and mature in 90 days, 90 days, 150 days, 180 days, 180 days, 150 days, 180 days, 90 days, 180 days and 90 days from the issuance date. The annual effective interest rates of these bonds are 4.42%, 4.38%, 4.53%, 4.59%, 4.29%, 4.22%, 4.10%, 3.88%, 4.21% and 2.88% respectively. These bonds were fully repaid in May 2018, May 2018, August 2018, September 2018, October 2018, September 2018, November 2018, August 2018, November 2018 and November 2018 respectively.

The Company issued unsecured super short-term bonds with face value of RMB2.5 billion, RMB2 billion, RMB 2 billion, RMB2 billion, RMB2 billion and RMB 1 billion bearing annual interest rate 3.20%, 2.78%, 3.05%, 3.10%, 2.78% and 3.30% in October 2018, November 2018, November 2018, November 2018, November 2018 and December 2018 respectively. Such bonds are denominated in RMB, issued at face value and matured in 180 days, 90 days, 180 days, 180 days, 90 days and 270 days from the issuance date.  The annual effective interest rates of these bonds are 3.23%, 2.83%, 3.13%, 3.13%, 2.83% and 3.34% respectively. As at December 2018, interest payables for these bonds amounted to approximately RMB16.2 million, RMB7.01 million, RMB6.52 million, RMB 6.80 million, RMB5.18 million and RMB2.35 million respectively.